Taxes - Reconciliation of Expected Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before income taxes	$ 10,470	$ 19,622
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2016 - 26.5%)	2,774	5,200
Permanent differences	(253)	398
Foreign withholding taxes paid	1,060	1,089
Foreign rate differential	(1,545)	158
Rate changes	3,930
Change in valuation allowance	(6,681)	1,725
Other	959
Income tax expense (recovery)	$ 244	$ 8,570